SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) segment shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Number of Stock Appreciation Rights Units
Transfers into or out of Level 3	$ 0	$ 0
Restricted cash	3,500	3,000
Inventory valuation reserve	800	1,000
Sales discount	$ 37,300	27,500
Convertible options (in shares) | shares	1
Advertising expense	$ 1,100	1,000
Revenue service credits totaling			$ 11,600
Employee retention tax credit, recognize the received, cares act	(9,600)	(400)
Employee retention tax credit, cares act, received accrued for interest	1,400	$ 45
Employee retention tax credit, not recognize the remaining, cares act	$ 3,000
Number of operating segments | segment	3
Number of reportable segments | segment	3
Restricted Stock Units (RSUs)
Number of Stock Appreciation Rights Units
Convertible RSUs (in shares) | shares	1